Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	Pear Tree Funds
Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Feb. 06, 2017
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	USBNX
Pear Tree Polaris Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QBNAX
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QFVOX
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	QFVIX
Pear Tree Polaris Foreign Value Fund | R6 Shares
Risk/Return:
Trading Symbol	QFVRX
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QUSOX
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QUSIX
Pear Tree Polaris Foreign Value Small Cap Fund | R6 Shares
Risk/Return:
Trading Symbol	QUSRX